Cover Page	Feb. 22, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	REGIONAL HEALTH PROPERTIES, INC.
Entity Central Index Key	0001004724
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	Amendment No. 3